Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 27,430,537	$ 32,357,692
Less: allowance for doubtful accounts	(568,710)	(411,131)
Accounts receivable, net	$ 26,861,827	$ 31,946,561